Related-Party Transactions - Summary of Total Compensation of Executive Officers and Board Members of Petrobras Parent Company (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Employee	Dec. 31, 2016 USD ($) Employee
Disclosure of key management personnel compensation [Line Items]
Wages and short-term benefits	$ 4.1	$ 3.8
Social security and other employee-related taxes	1.0	1.1
Post-employment benefits (pension plan)	0.4	0.4
Benefits due to termination of tenure		0.2
Total compensation recognized in the statement of income	$ 5.5	$ 5.5
Average number of members in the period | Employee	16.92	18.67
Average number of paid members in the period | Employee	13.67	17.00
Officers [member]
Disclosure of key management personnel compensation [Line Items]
Wages and short-term benefits	$ 3.7	$ 3.4
Social security and other employee-related taxes	1.0	1.0
Post-employment benefits (pension plan)	0.4	0.4
Benefits due to termination of tenure		0.2
Total compensation recognized in the statement of income	$ 5.1	$ 5.0
Average number of members in the period | Employee	7.92	7.67
Average number of paid members in the period | Employee	7.92	7.67
Board Members and Alternates [member]
Disclosure of key management personnel compensation [Line Items]
Wages and short-term benefits	$ 0.4	$ 0.4
Social security and other employee-related taxes		0.1
Total compensation recognized in the statement of income	$ 0.4	$ 0.5
Average number of members in the period | Employee	9.00	11.00
Average number of paid members in the period | Employee	5.75	9.33